Provisions - Litigation and other matters (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Provisions	€ 13,987,000,000	€ 13,225,000,000	[1]	€ 14,686,000,000	€ 14,489,000,000	€ 14,459,000,000
Banco Santander (Brasil) S.A
Disclosure of provision matrix [line items]
Tax legal obligations with probable loss risk	1,145,000,000
Tax litigation with possible loss risk	3,962,000,000
Banco Santander (Brasil) S.A | Legal case appeal related to deduction of expenses in income tax
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A | Legal case related to tax deductibility of amortization of goodwill arising on acquisition
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A | Legal case related to infringement notices initiated by tax authorities regarding the offsetting of tax losses
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal case related to Brazilian tax authorities not admitting compensation with credits derived from other tax concepts
Disclosure of provision matrix [line items]
Provisions	0
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	5,508,000,000	5,649,000,000		€ 5,841,000,000	5,841,000,000	€ 5,712,000,000
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	€ 759,000,000	€ 864,000,000			€ 1,006,000,000

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).